February 13, 2023

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Variable Insurance Funds (the “Trust”)
33-32216

Commissioners:

Enclosed is the 101st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to add The Vanguard Group, Inc. (Vanguard) as a new investment advisor to Vanguard High Yield Bond Portfolio, a series of the Trust.

Pursuant to the requirements of Rule 485(a)(1), we request that this Amendment become effective on April 28, 2023.

Please contact my colleague Marc Foster at marc_foster@vanguard.com with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Kerry K. Bender

Kerry K. Bender
Assistant General Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission